UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [X] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 21, 2005

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total:  $139249
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      681    29950 SH       SOLE                    26900              3050
AT&T Corp                      COM              001957109     1474    85122 SH       SOLE                    76327              8795
Agilent Technologies           COM              00846U101      850    15533 SH       SOLE                    13881              1652
Alltel Corp                    COM              020039103      346     5546 SH       SOLE                     5146               400
America Online                 COM              02364J104     1913    54975 SH       SOLE                    48895              6080
American Express               COM              025816109     4645    84550 SH       SOLE                    77030              7520
Bank of America                COM              060505104     1006    21925 SH       SOLE                    19425              2500
Boeing Company                 COM              097023105     4103    62162 SH       SOLE                    57737              4425
Bristol Myers Squibb           COM              110122108     3357    45397 SH       SOLE                    41697              3700
Broadcom Corporation           COM              111320107      703     8368 SH       SOLE                     7735               633
Caterpillar, Inc               COM              149123101     3011    63649 SH       SOLE                    57654              5995
Chase Manhattan                COM              16161A108     3139    69091 SH       SOLE                    63604              5487
Cisco Systems                  COM              17275R102     1346    35183 SH       SOLE                    30900              4283
Citigroup Inc                  COM              172967101     1179    23085 SH       SOLE                    20460              2625
Coca-Cola                      COM              191216100     1955    32088 SH       SOLE                    28843              3245
Deere & Co                     COM              244199105     1429    31200 SH       SOLE                    28750              2450
Diebold, Inc                   COM              253651103     1285    38495 SH       SOLE                    34795              3700
Disney, (Walt) Co              COM              254687106     2640    91236 SH       SOLE                    84511              6725
DuPont deNemours               COM              263534109     2138    44251 SH       SOLE                    40661              3590
Equant ADR                     COM              294409107      201     7725 SH       SOLE                     6875               850
Exxon Mobil Corp               COM              30231G102     3901    44866 SH       SOLE                    40938              3928
FedEx Corp                     COM              31428X106     3121    78115 SH       SOLE                    70955              7160
Ford Motor Co                  COM              345370860     2156    91981 SH       SOLE                    83746              8235
General Electric               COM              369604103     7417   154717 SH       SOLE                   141888             12829
General Motors                 COM              370442105     1438    28233 SH       SOLE                    25783              2450
Halliburton Co                 COM              406216101      855    23600 SH       SOLE                    22000              1600
Hewlett-Packard                COM              428236103     1979    62693 SH       SOLE                    56413              6280
Hillenbrand Inds               COM              431573104      501     9725 SH       SOLE                     8825               900
Int'l Business Mach            COM              459200101     3048    35864 SH       SOLE                    33269              2595
Intel Corp                     COM              458140100     3904   129878 SH       SOLE                   118258             11620
International Paper            COM              460146103     1811    44362 SH       SOLE                    40962              3400
JDS Uniphase Corp              COM              46612J101      834    20016 SH       SOLE                    18630              1386
Johnson & Johnson              COM              478160104     3943    37530 SH       SOLE                    34370              3160
Lucent Technologies            COM              549463107     1381   102316 SH       SOLE                    92299             10017
Matsushita Elec ADR            COM              576879209     1830    78300 SH       SOLE                    71750              6550
McDonalds Corp                 COM              580135101     2082    61234 SH       SOLE                    56694              4540
Medtronic Inc                  COM              585055106      549     9100 SH       SOLE                     9000               100
Merck                          COM              589331107     5857    62553 SH       SOLE                    57408              5145
Microsoft Corp                 COM              594918104     1301    29987 SH       SOLE                    27276              2711
Motorola, Inc                  COM              620076109     1844    91064 SH       SOLE                    85094              5970
Nokia ADS                      COM              654902204     4153    95481 SH       SOLE                    88165              7316
Nortel Networks                COM              656568102     1418    44215 SH       SOLE                    41905              2310
Novartis AG ADR                COM              66987V109     1622    36250 SH       SOLE                    32170              4080
Oracle Systems                 COM              68389X105      218     7498 SH       SOLE                     7498
PMC-Sierra Inc                 COM              69344F106      542     6888 SH       SOLE                     6305               583
Procter & Gamble               COM              742718109     3774    48115 SH       SOLE                    44820              3295
RF Micro Devices               COM              749941100     1261    45965 SH       SOLE                    41895              4070
Royal Dutch Pet ADR            COM              780257804     3067    50640 SH       SOLE                    46435              4205
Royal Phil Elec ADR            COM              500472303     4630   127723 SH       SOLE                   119089              8634
SAP AG ADR                     COM              803054204      838    24875 SH       SOLE                    22575              2300
SBC Communications             COM              78387G103     1000    20940 SH       SOLE                    18740              2200
Sony Corp ADR                  COM              835699307     3618    51871 SH       SOLE                    47696              4175
Texaco Inc                     COM              881694103      511     8227 SH       SOLE                     8052               175
Tyco International             COM              902124106     6464   116462 SH       SOLE                   107492              8970
Tyson Foods Cl A               COM              902494103     4117   322929 SH       SOLE                   311904             11025
United Technologies            COM              913017109     5137    65339 SH       SOLE                    60084              5255
Vivendi Univ. ADR              COM              92851S204      216     3300 SH       SOLE                     2940               360
Wal-Mart Stores                COM              931142103     8631   162459 SH       SOLE                   147613             14845
WorldCom, Inc                  COM              98157D106      876    62323 SH       SOLE                    56875              5448